Other assets (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other assets [Line Items]
Other Assets Security deposits	R$ 3,350	R$ 14,032
Other Assets Receivables from the sale of associates and subsidiaries	76,398	55,469
Other Assets Suppliers advances	49,394	27,167
Other Assets Other	9,986	13,213
Other Assets Financial Assets	139,128	109,881
Other Assets Prepaid expenses	132,039	134,210
Other Assets Customer deferred acquisition costs	200,179	227,799
Other Assets Salary advances	11,969	12,073
Other Assets Judicial deposits	16,652	13,317
Other Assets Convertible loans	28,636	12,048
Other Assets Other non-financial assets	10,586	20,086
Non-financial assets	400,061	419,533
Other assets	539,189	529,414
Other current receivables	372,634	370,255
Other non-current receivables	R$ 166,555	R$ 159,159